Prepaid Expenses and Other Assets	12 Months Ended
Dec. 31, 2020
Prepaid Expense and Other Assets [Abstract]
Prepaid Expenses and Other Assets	NOTE 3:- PREPAID EXPENSES AND OTHER ASSETS
	December 31,
	2020	2019

Prepaid expenses	$49	$83
Advances to suppliers	39	46

	$88	$129